FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        February 1, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         Fidelity Advisor Series I
            (the trust):

            Fidelity Advisor Asset
            Allocation Fund
            Fidelity Advisor Balanced Fund
            Fidelity Advisor Dividend
            Growth Fund
            Fidelity Advisor Equity
            Growth Fund
            Fidelity Advisor Equity
            Income Fund
            Fidelity Advisor Growth &
            Income Fund
            Fidelity Advisor Growth
            Opportunities Fund
            Fidelity Advisor Large Cap
            Fund
            Fidelity Advisor Mid Cap Fund
            Fidelity Advisor Retirement
            Growth Fund
            Fidelity Advisor Small Cap
            Fund
            Fidelity Advisor TechnoQuant
            Growth Fund
            Fidelity Advisor Value
            Strategies Fund (the funds)

            File Nos. 2-84776 and 811-3785

______________________________________________________________________
Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







        /s/Eric D. Roiter
        Eric D. Roiter
        Secretary